Cash Flow Reconciliations - Reconciliation of borrowing and derivatives arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 3,658,220	$ 3,773,221
Liabilities/(assets) arising from financing activities at end of period	3,417,781	3,829,248
Borrowings | Proceeds from loans and bonds, net of discount
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	312,638	318,913
Total change	312,638	318,913
Borrowings | Loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(543,116)	(266,770)
Total change	(543,116)	(266,770)
Borrowings | Additions in deferred loan/bond fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(1,580)	(4,329)
Non-cash items	(188)	(392)
Deferred financing costs, assets	(5,356)	(1,905)
Total change	(7,124)	(6,626)
Borrowings | Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 16)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	8,337	10,717
Total change	8,337	10,717
Borrowings | Retranslation of the NOK Bonds in USD
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive loss/(income)	(11,174)	(207)
Total change	(11,174)	(207)
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	51,703	107,760
Liabilities/(assets) arising from financing activities at end of period	2,907	76,499
Derivatives | Unrealized gain on derivative financial instruments held for trading (Note 16)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(59,902)	(31,457)
Total change	(59,902)	(31,457)
Derivatives | Ineffective portion of cash flow hedges (Note 16)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(752)	(114)
Total change	(752)	(114)
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive loss/(income)	11,858	310
Total change	11,858	310
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	302,850	196,170
Liabilities/(assets) arising from financing activities at end of period	342,293	193,558
Lease liabilities | Interest expense on leases (Note 16)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	6,686	4,826
Total change	6,686	4,826
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	58,147	2,886
Total change	58,147	2,886
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(6,683)	(4,826)
Total change	(6,683)	(4,826)
Lease liabilities | Principal elements of lease payments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(18,707)	(5,498)
Total change	$ (18,707)	$ (5,498)